Leases and Contingencies (Tables)	12 Months Ended
Dec. 31, 2019
Commitments And Contingencies Disclosure [Abstract]
Schedule of Lease Costs

Lease costs were as follows:

Year Ended December 31, 2019
Operating lease cost (i)	$2,832,968
Total lease cost	2,832,968

(i) Excluding cost of short-term contracts. Short-term lease costs for year ended December 31, 2019 were $261,136.

Supplemental Cash Flow Information Related to Operating Leases.

Supplemental cash flow information related to operating leases for the year ended December 31, 2019 is as follows:

December 31, 2019
Operating cash payment for operating leases	$2,606,034
Weighted average remaining lease term on operating leases	1.20 years
Weighted average discount rate on operating leases	4.95%

Schedule of Future Minimum Payments under Non-cancelable Operating Leases

Future operating leases payments were as follows:

Year ending
2020	$2,350,404
2021	1,101,102
2022	377,082
2023	48,647
Total lease payments	3,877,235
Less: interest	(187,150)
Present value of lease payments	$3,690,085